NYSE Regulation

CertPAC 1-33912

VIA FACSIMILE AND U.S. MAIL
October 10, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: WisdomTree Trust

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on September 26, 2007) an application from the above-referenced issuer and has approved the following Shares of Beneficial Interest, $0.001 par value, of each of the following fourteen funds for listing on NYSE Arca, Inc. ("Exchange"):

WisdomTree International Dividend Top 100 Fund
WisdomTree DEFA High-Yielding Equity Fund
WisdomTree DEFA Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
WisdomTree Pacific ex-Japan Total Dividend Fund
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree Total Dividend Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date

1350487

received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Ms. Lynn Eslin, Division of Investment Management, SEC
Mr. Richard Morris, Deputy General Counsel, WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, New York 10005

END